Inventory	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Inventories

7.     Inventory

Inventory as at December 31, 2019 is as follows:

		Biological asset
		fair value
	Capitalized cost	adjustment	Impairment	Carrying value
	$	$	$	$
Harvested cannabis
Work in process	1,576,556	(431,627)	(605,598)	539,331
Finished good	82,463	15,707	(76,979)	21,191
	1,659,019	(415,920)	(682,577)	560,522
Hemp products
Raw materials	100,000	—	—	100,000
	100,000	—	—	100,000
Other inventory
Supplies	282,417			282,417
	282,417	—	—	282,417

	2,041,436	(415,920)	(682,577)	942,939

Costs of sales primarily relate to production related expenditures not capitalized due to start-up costs, underutilization and impairment charges. Prior to the receipt of the Company's Health Canada cultivation license on October 13, 2017, the Company did not incur production related expenditures.

During the year ended December 31, 2019 the Company recognized in costs of revenue $1,315,941 (2018 – nil) related to inventory impairment charges.

There was no inventory as at December 31, 2018.